SHARE BASED COMPENSATION (Details 4) (Nonvested shares, USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Nonvested shares
Number of shares
Outstanding at the beginning of the period (in shares)	1,146,750	306,000	431,049
Granted (in shares)	100,000	1,060,000	20,000
Vested (in shares)	(334,250)	(116,245)	(120,121)
Forfeited (in shares)	(17,500)	(103,005)	(24,928)
Outstanding at the end of the period (in shares)	895,000	1,146,750	306,000
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 4.788	$ 2.949	$ 2.943
Granted (in dollars per share)	$ 4.030	$ 4.963	$ 1.655
Vested (in dollars per share)	$ 4.423	$ 2.076	$ 2.865
Forfeited (in dollars per share)	$ 3.807	$ 4.470	$ 2.209
Outstanding at the end of the period (in dollars per share)	$ 4.858	$ 4.788	$ 2.949
Additional disclosures
Total fair value of shares vested (in dollars)	$ 829,077	$ 527,371	$ 219,615